Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2021
Deferred tax assets and liabilities
Deferred tax assets and liabilities

23 Deferred tax assets and liabilities

(€ million)	December 31, 2021	December 31, 2020
Deferred tax liabilities before offsetting	10,668	8,581
Deferred tax assets available for offset	(5,833)	(3,057)
Deferred tax liabilities	4,835	5,524
Deferred tax assets before offsetting (net of accumulated write-down provisions)	8,546	7,166
Deferred tax liabilities available for offset	(5,833)	(3,057)
Deferred tax assets	2,713	4,109

The most significant temporary differences giving rise to net deferred tax assets and liabilities are disclosed below:

	Carrying	Carrying
	amount at	amount at
	December 31,	December 31,
(€ million)	2021	2020
Deferred tax liabilities
Accelerated tax depreciation	7,346	6,171
Leasing	1,076	1,089
Derivative financial instruments	916	27
Difference between the fair value and the carrying amount of assets acquired	408	415
Site restoration and abandonment (tangible assets)	166	199
Application of the weighted average cost method in evaluation of inventories	87	56
Other	669	624
	10,668	8,581
Deferred tax assets, gross
Carry-forward tax losses	(7,374)	(6,983)
Site restoration and abandonment (provisions for contingencies)	(2,400)	(2,211)
Timing differences on depreciation and amortization	(2,354)	(2,206)
Impairment losses	(1,417)	(1,213)
Accruals for impairment losses and provisions for contingencies	(1,095)	(1,371)
Leasing	(1,091)	(1,113)
Derivative financial instruments	(343)	(2)
Over/Under lifting	(219)	(211)
Employee benefits	(155)	(213)
Unrealized intercompany profits	(71)	(117)
Other	(631)	(591)
	(17,150)	(16,231)
Accumulated write-downs of deferred tax assets	8,604	9,065
Deferred tax assets, net	(8,546)	(7,166)

The following table summarizes the changes in deferred tax liabilities and assets:

			Accumulated	Deferred tax
	Deferred tax	Deferred tax	write-downs of	assets, net of
(€ million)	liabilities, gross	assets, gross	deferred tax assets	impairments
Carrying amount at December 31, 2020	8,581	(16,231)	9,065	(7,166)
Additions	1,977	(1,783)	270	(1,513)
Deductions	(765)	1,804	(863)	941
Currency translation differences	683	(682)	186	(496)
Other changes	192	(258)	(54)	(312)
Carrying amount at December 31, 2021	10,668	(17,150)	8,604	(8,546)

Carrying amount at December 31, 2019	9,583	(15,767)	6,744	(9,023)
Additions	960	(2,649)	2,638	(11)
Deductions	(1,326)	1,357	(130)	1,227
Currency translation differences	(725)	742	(192)	550
Other changes	89	86	5	91
Carrying amount at December 31, 2020	8,581	(16,231)	9,065	(7,166)

Carry-forward tax losses amounted to €27,948 million, of which €19,515 million can be carried forward indefinitely. Carry-forward tax losses were €16,260 million and €11,688 million at Italian subsidiaries and foreign subsidiaries, respectively. Deferred tax assets gross of accumulated write-downs recognized on these losses amounted to €3,914 million and €3,460 million, respectively.

Italian taxation law allows the carry-forward of tax losses indefinitely. Foreign taxation laws generally allow the carry-forward of tax losses over a period longer than five years, and in many cases, indefinitely. A tax rate of 24% was applied to tax losses of Italian subsidiaries to determine the portion of the carry-forwards tax losses. The corresponding average rate for foreign subsidiaries was 29.6%.

Accumulated write-downs of deferred tax assets related to Italian companies for €6,609 million and non-Italian companies for €1,995 million.

Taxes are also described in note 33 – Income taxes.